Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN SMARTRETIREMENT BLEND FUNDS
JPMORGAN TRUST I
JPMorgan SmartRetirement® Blend Income Fund
JPMorgan SmartRetirement® Blend 2020 Fund
JPMorgan SmartRetirement® Blend 2025 Fund
JPMorgan SmartRetirement® Blend 2030 Fund
JPMorgan SmartRetirement® Blend 2035 Fund
JPMorgan SmartRetirement® Blend 2040 Fund
JPMorgan SmartRetirement® Blend 2045 Fund
JPMorgan SmartRetirement® Blend 2050 Fund
JPMorgan SmartRetirement® Blend 2055 Fund
JPMorgan SmartRetirement® Blend 2060 Fund
(All Share Classes)
(each a “Fund” and collectively, the “Funds”)
Supplement dated July 1, 2024
to the current Summary Prospectuses and Prospectuses, as supplemented
Effective November 1, 2024, the expense caps for the Funds will be revised.
For each Fund, the Fund’s adviser and/or its affiliates will contractually agree to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding (1) dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses incurred by the Fund or an underlying fund and (2) Acquired Fund (Underlying Fund) Fees and Expenses incurred by an underlying fund) exceed 0.42%, 0.92%, 0.67%, 0.42%, 0.27% and 0.17% of the average daily net assets of Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively. These waivers will be in effect through 10/31/25, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.
The expense caps of the Funds’ Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class I	0.42%
Class R2	0.92%
Class R3	0.67%
Class R4	0.42%
Class R5	0.27%
Class R6	0.17%

JPMorgan SmartRetirement* Blend Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN SMARTRETIREMENT BLEND FUNDS
JPMORGAN TRUST I
JPMorgan SmartRetirement® Blend Income Fund
(All Share Classes)
(each a “Fund” and collectively, the “Funds”)
Supplement dated July 1, 2024
to the current Summary Prospectuses and Prospectuses, as supplemented
Effective November 1, 2024, the expense caps for the Funds will be revised.
For each Fund, the Fund’s adviser and/or its affiliates will contractually agree to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding (1) dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses incurred by the Fund or an underlying fund and (2) Acquired Fund (Underlying Fund) Fees and Expenses incurred by an underlying fund) exceed 0.42%, 0.92%, 0.67%, 0.42%, 0.27% and 0.17% of the average daily net assets of Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively. These waivers will be in effect through 10/31/25, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.
The expense caps of the Funds’ Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class I	0.42%
Class R2	0.92%
Class R3	0.67%
Class R4	0.42%
Class R5	0.27%
Class R6	0.17%

JPMorgan SmartRetirement* Blend 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN SMARTRETIREMENT BLEND FUNDS
JPMORGAN TRUST I
JPMorgan SmartRetirement® Blend 2020 Fund
(All Share Classes)
(each a “Fund” and collectively, the “Funds”)
Supplement dated July 1, 2024
to the current Summary Prospectuses and Prospectuses, as supplemented
Effective November 1, 2024, the expense caps for the Funds will be revised.
For each Fund, the Fund’s adviser and/or its affiliates will contractually agree to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding (1) dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses incurred by the Fund or an underlying fund and (2) Acquired Fund (Underlying Fund) Fees and Expenses incurred by an underlying fund) exceed 0.42%, 0.92%, 0.67%, 0.42%, 0.27% and 0.17% of the average daily net assets of Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively. These waivers will be in effect through 10/31/25, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.
The expense caps of the Funds’ Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class I	0.42%
Class R2	0.92%
Class R3	0.67%
Class R4	0.42%
Class R5	0.27%
Class R6	0.17%

JPMorgan SmartRetirement* Blend 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN SMARTRETIREMENT BLEND FUNDS
JPMORGAN TRUST I
JPMorgan SmartRetirement® Blend 2025 Fund
(All Share Classes)
(each a “Fund” and collectively, the “Funds”)
Supplement dated July 1, 2024
to the current Summary Prospectuses and Prospectuses, as supplemented
Effective November 1, 2024, the expense caps for the Funds will be revised.
For each Fund, the Fund’s adviser and/or its affiliates will contractually agree to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding (1) dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses incurred by the Fund or an underlying fund and (2) Acquired Fund (Underlying Fund) Fees and Expenses incurred by an underlying fund) exceed 0.42%, 0.92%, 0.67%, 0.42%, 0.27% and 0.17% of the average daily net assets of Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively. These waivers will be in effect through 10/31/25, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.
The expense caps of the Funds’ Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class I	0.42%
Class R2	0.92%
Class R3	0.67%
Class R4	0.42%
Class R5	0.27%
Class R6	0.17%

JPMorgan SmartRetirement* Blend 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN SMARTRETIREMENT BLEND FUNDS
JPMORGAN TRUST I
JPMorgan SmartRetirement® Blend 2030 Fund
(All Share Classes)
(each a “Fund” and collectively, the “Funds”)
Supplement dated July 1, 2024
to the current Summary Prospectuses and Prospectuses, as supplemented
Effective November 1, 2024, the expense caps for the Funds will be revised.
For each Fund, the Fund’s adviser and/or its affiliates will contractually agree to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding (1) dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses incurred by the Fund or an underlying fund and (2) Acquired Fund (Underlying Fund) Fees and Expenses incurred by an underlying fund) exceed 0.42%, 0.92%, 0.67%, 0.42%, 0.27% and 0.17% of the average daily net assets of Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively. These waivers will be in effect through 10/31/25, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.
The expense caps of the Funds’ Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class I	0.42%
Class R2	0.92%
Class R3	0.67%
Class R4	0.42%
Class R5	0.27%
Class R6	0.17%

JPMorgan SmartRetirement* Blend 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN SMARTRETIREMENT BLEND FUNDS
JPMORGAN TRUST I
JPMorgan SmartRetirement® Blend 2035 Fund
(All Share Classes)
(each a “Fund” and collectively, the “Funds”)
Supplement dated July 1, 2024
to the current Summary Prospectuses and Prospectuses, as supplemented
Effective November 1, 2024, the expense caps for the Funds will be revised.
For each Fund, the Fund’s adviser and/or its affiliates will contractually agree to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding (1) dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses incurred by the Fund or an underlying fund and (2) Acquired Fund (Underlying Fund) Fees and Expenses incurred by an underlying fund) exceed 0.42%, 0.92%, 0.67%, 0.42%, 0.27% and 0.17% of the average daily net assets of Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively. These waivers will be in effect through 10/31/25, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.
The expense caps of the Funds’ Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class I	0.42%
Class R2	0.92%
Class R3	0.67%
Class R4	0.42%
Class R5	0.27%
Class R6	0.17%

JPMorgan SmartRetirement* Blend 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN SMARTRETIREMENT BLEND FUNDS
JPMORGAN TRUST I
JPMorgan SmartRetirement® Blend 2040 Fund
(All Share Classes)
(each a “Fund” and collectively, the “Funds”)
Supplement dated July 1, 2024
to the current Summary Prospectuses and Prospectuses, as supplemented
Effective November 1, 2024, the expense caps for the Funds will be revised.
For each Fund, the Fund’s adviser and/or its affiliates will contractually agree to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding (1) dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses incurred by the Fund or an underlying fund and (2) Acquired Fund (Underlying Fund) Fees and Expenses incurred by an underlying fund) exceed 0.42%, 0.92%, 0.67%, 0.42%, 0.27% and 0.17% of the average daily net assets of Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively. These waivers will be in effect through 10/31/25, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.
The expense caps of the Funds’ Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class I	0.42%
Class R2	0.92%
Class R3	0.67%
Class R4	0.42%
Class R5	0.27%
Class R6	0.17%

JPMorgan SmartRetirement* Blend 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN SMARTRETIREMENT BLEND FUNDS
JPMORGAN TRUST I
JPMorgan SmartRetirement® Blend 2045 Fund
(All Share Classes)
(each a “Fund” and collectively, the “Funds”)
Supplement dated July 1, 2024
to the current Summary Prospectuses and Prospectuses, as supplemented
Effective November 1, 2024, the expense caps for the Funds will be revised.
For each Fund, the Fund’s adviser and/or its affiliates will contractually agree to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding (1) dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses incurred by the Fund or an underlying fund and (2) Acquired Fund (Underlying Fund) Fees and Expenses incurred by an underlying fund) exceed 0.42%, 0.92%, 0.67%, 0.42%, 0.27% and 0.17% of the average daily net assets of Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively. These waivers will be in effect through 10/31/25, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.
The expense caps of the Funds’ Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class I	0.42%
Class R2	0.92%
Class R3	0.67%
Class R4	0.42%
Class R5	0.27%
Class R6	0.17%

JPMorgan SmartRetirement* Blend 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN SMARTRETIREMENT BLEND FUNDS
JPMORGAN TRUST I
JPMorgan SmartRetirement® Blend 2055 Fund
(All Share Classes)
(each a “Fund” and collectively, the “Funds”)
Supplement dated July 1, 2024
to the current Summary Prospectuses and Prospectuses, as supplemented
Effective November 1, 2024, the expense caps for the Funds will be revised.
For each Fund, the Fund’s adviser and/or its affiliates will contractually agree to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding (1) dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses incurred by the Fund or an underlying fund and (2) Acquired Fund (Underlying Fund) Fees and Expenses incurred by an underlying fund) exceed 0.42%, 0.92%, 0.67%, 0.42%, 0.27% and 0.17% of the average daily net assets of Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively. These waivers will be in effect through 10/31/25, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.
The expense caps of the Funds’ Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class I	0.42%
Class R2	0.92%
Class R3	0.67%
Class R4	0.42%
Class R5	0.27%
Class R6	0.17%

JPMorgan SmartRetirement* Blend 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN SMARTRETIREMENT BLEND FUNDS
JPMORGAN TRUST I
JPMorgan SmartRetirement® Blend 2050 Fund
(All Share Classes)
(each a “Fund” and collectively, the “Funds”)
Supplement dated July 1, 2024
to the current Summary Prospectuses and Prospectuses, as supplemented
Effective November 1, 2024, the expense caps for the Funds will be revised.
For each Fund, the Fund’s adviser and/or its affiliates will contractually agree to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding (1) dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses incurred by the Fund or an underlying fund and (2) Acquired Fund (Underlying Fund) Fees and Expenses incurred by an underlying fund) exceed 0.42%, 0.92%, 0.67%, 0.42%, 0.27% and 0.17% of the average daily net assets of Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively. These waivers will be in effect through 10/31/25, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.
The expense caps of the Funds’ Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class I	0.42%
Class R2	0.92%
Class R3	0.67%
Class R4	0.42%
Class R5	0.27%
Class R6	0.17%

JPMorgan SmartRetirement Blend 2060 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN SMARTRETIREMENT BLEND FUNDS
JPMORGAN TRUST I
JPMorgan SmartRetirement® Blend 2060 Fund
(All Share Classes)
(each a “Fund” and collectively, the “Funds”)
Supplement dated July 1, 2024
to the current Summary Prospectuses and Prospectuses, as supplemented
Effective November 1, 2024, the expense caps for the Funds will be revised.
For each Fund, the Fund’s adviser and/or its affiliates will contractually agree to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding (1) dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses incurred by the Fund or an underlying fund and (2) Acquired Fund (Underlying Fund) Fees and Expenses incurred by an underlying fund) exceed 0.42%, 0.92%, 0.67%, 0.42%, 0.27% and 0.17% of the average daily net assets of Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively. These waivers will be in effect through 10/31/25, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.
The expense caps of the Funds’ Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class I	0.42%
Class R2	0.92%
Class R3	0.67%
Class R4	0.42%
Class R5	0.27%
Class R6	0.17%